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                         SUPPLEMENT TO THE PROSPECTUSES

                              WARBURG PINCUS TRUST

The following supersedes contrary information in the trust's Prospectuses.

New Distributor. Effective January 3, 2000, Provident Distributors, Inc., located at Four Falls Corporate Center, West Conshohocken, PA 19428-2961, became the trust's distributor.

Portfolio Manager Changes. The following information replaces certain information in the trust's Prospectuses:

EMERGING MARKETS PORTFOLIO

Harold E. Sharon and Vincent J. McBride serve as Co-Portfolio Managers of this portfolio and Jun Sung Kim and Federico D. Laffan serve as Associate Portfolio Managers of this portfolio. Morid Kamshad no longer serves as Associate Portfolio Manager of this portfolio.

SMALL COMPANY GROWTH PORTFOLIO

Stephen J. Lurito and Sammy Oh serve as Co-Portfolio Managers of this portfolio. Elizabeth B. Dater no longer serves as Co-Portfolio Manager of this portfolio.

Dated: January 7, 2000                                                  16-0100A
                                                                  for
                                                                  TREMK
                                                                  TREPX
                                                                  TRGRI
                                                                  TRIAP
                                                                  TRIAS
                                                                  TRIEQ
                                                                  TRIPS
                                                                  TRIUS
                                                                  TRPVC
                                                                  TRSCG